Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

	December 31
	2017	2018
	US$	US$
Cost:
Land	9,309	68,243
Buildings	30,288	18,130
Machinery and equipment	21,665	26,902
Furniture and fixtures	7,746	8,538
Leasehold and buildings improvement	5,497	7,661
Software	24,864	23,971

Total	99,369	153,445

Accumulated depreciation:
Buildings	3,472	3,231
Machinery and equipment	15,665	19,005
Furniture and fixtures	5,212	5,808
Leasehold and buildings improvement	4,213	4,921
Software	19,874	19,269

	48,436	52,234
Prepayment and construction in progress	437	199

	51,370	101,410